Document And Entity Information	Oct. 18, 2023
Document Information [Line Items]
Entity, Registrant Name	Vaxart, Inc.
Document, Type	8-K/A
Document, Period End Date	Oct. 18, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35285
Entity, Tax Identification Number	59-1212264
Entity, Address, Address Line One	170 Harbor Way, Suite 300
Entity, Address, City or Town	South San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	550-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VXRT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-KA_Item 5.07_Submission of Matters to a Vote_10.18.2023
Amendment Flag	true
Entity, Central Index Key	0000072444